BUSINESS COMBINATION (Acquisition of Tianya, Narrative) (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Oct. 01, 2013	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Net revenues			$ 406,691	$ 332,324	$ 196,702
Net income			$ (1,303)	$ (76,738)	$ (1,856)
Customer relationships [Member]
Business Acquisition [Line Items]
Identified intangible assets, estimated useful life			4 years
Technology [Member]
Business Acquisition [Line Items]
Identified intangible assets, estimated useful life			4 years 8 months 12 days
Tianya [Member]
Business Acquisition [Line Items]
Percentage of equity interest acquired	100.00%
Fixed cash consideration	$ 163
Share consideration, fair value of shares	13,702
Net revenues		$ 1,017
Net income		$ 276
Tianya [Member] | Customer relationships [Member]
Business Acquisition [Line Items]
Identified intangible assets, amount	$ 1,073
Identified intangible assets, estimated useful life	3 years 3 months 18 days
Tianya [Member] | Technology [Member]
Business Acquisition [Line Items]
Identified intangible assets, amount	$ 553
Identified intangible assets, estimated useful life	5 years
Tianya [Member] | Common Shares [Member]
Business Acquisition [Line Items]
Share consideration, number of shares	2,932,850
Share consideration, fair value of shares	$ 13,702
Additional variable share consideration, maximum	2,932,850